Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]
10.    REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWINGS
The following tables present gross obligations for payables under repurchase agreements, payables under securities lending transactions and obligations to return securities received as collateral by remaining contractual maturity and class of collateral pledged at March 31, 2019 and September 30, 2019. Potential risks associated with these arrangements primarily relate to market and liquidity risks. To manage risks associated with market exposure, the MUFG Group generally revalues the collateral underlying its repurchase agreements and securities lending transactions on a daily basis and monitors the value of the underlying securities, consisting of primarily high-quality securities such as Japanese national government and Japanese government agency bonds, and foreign government and official institution bonds. In the event the market value of such securities falls below the related agreements at contract amounts plus accrued interest, the MUFG Group may be required to deposit additional collateral when appropriate. To address liquidity risks, the MUFG Group conducts stress tests to ensure the adequate level of liquidity is maintained in the event of a decline in the fair value of any collateral pledged.

	March 31, 2019
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥3,892	¥18,586	¥2,824	¥2,823	¥28,125
Payables under securities lending transactions	913	—	—	—	913
Obligations to return securities received as collateral	2,572	396	117	2	3,087

Total	¥7,377	¥18,982	¥2,941	¥2,825	¥32,125

	September 30, 2019
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥8,368	¥12,467	¥4,557	¥3,076	¥28,468
Payables under securities lending transactions	1,061	50	—	—	1,111
Obligations to return securities received as collateral	3,046	210	134	1	3,391

Total	¥12,475	¥12,727	¥4,691	¥3,077	¥32,970

Secured borrowing by the class of collateral pledged at March 31, 2019 and September 30, 2019 was as follows:

	March 31, 2019
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥8,306	¥21	¥856	¥9,183
Foreign government and official institution bonds	14,291	—	1,286	15,577
Corporate bonds	705	—	172	877
Residential mortgage-backed securities	4,369	—	—	4,369
Other debt securities	238	—	—	238
Marketable equity securities	200	892	772	1,864
Others	16	—	1	17

Total	¥28,125	¥913	¥3,087	¥32,125

	September 30, 2019
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥9,662	¥87	¥1,208	¥10,957
Foreign government and official institution bonds	15,142	57	1,018	16,217
Corporate bonds	663	—	122	785
Residential mortgage-backed securities	2,323	—	—	2,323
Other debt securities	275	—	—	275
Marketable equity securities	276	965	1,043	2,284
Others	127	2	—	129

Total	¥28,468	¥1,111	¥3,391	¥32,970